Members' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Members' Equity [Abstract]
Members' Equity
Note 6: Members’ Equity
Ownership interests in the Company were represented by two classes of units, Class A Units and Class B Units. The terms of the units were governed by the LP Agreement. As of June 30, 2022, there were 190,000,000 Class A and 50,000,000 Class B Units authorized (including
Class B-1
Units).
Holders of Class A Units had voting rights and rights to profits and losses of the Company and distributions from the Company. No Class A Units were issued during the three and six months ended June 30, 2022.
During the three months ended June 30, 2022, the Company issued 549,451 of its
Class B-1
Units for total cash proceeds of $500,000. During the six months ended June 30, 2022, the Company issued 6,648,353 of its
Class B-1
Units for total cash proceeds of $6,050,000. As these awards were issued for a price below their estimated fair value to employees, board members and other service providers, the provisions of ASC Topic 718 – Stock Compensation apply. Refer to Note 8 for further details.
The Class B Units were reserved for issuance of Profits Interests and did not have voting rights. The Profits Interests were designed so that the holders of Profits Interests could only participate in a qualified distribution event and only if its valuation threshold was attained in such a distribution event as set forth in the Limited Partnership Agreement; provided, however, that the Limited Partnership Agreement, as amended and restated in January 2022, provided that certain qualified distribution events would result in the holders of Profits Interests receiving disproportionate distributions from ProKidney until each such holder’s threshold value had been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests had been made in accordance with the foregoing, the associated Class B Units would automatically be converted into Class A Units.

Note 5: Members’ Equity
Ownership interests in the Company are represented by two classes of units, Class A Units and Class B Units. The terms of the units are governed by the LLC Agreement. As of December 31, 2021, there were 190,000,000 Class A and 10,000,000 Class B Units authorized.

Holders of Class A Units have voting rights and rights to profits and losses of the Company and distributions from the Company. The following is a summary of the activity of the Class A Units:

Units outstanding January 1, 2020	95,000,000
Issued 2020	20,000,000

Units outstanding December 31, 2020	115,000,000
Issued 2021	71,500,000

Units outstanding December 31, 2021	186,500,000

The Class B Units are reserved for issuance of Profits Interests and do not have voting rights. The Profits Interests are designed so that the holders of Profits Interests only participate in a qualified distribution event and only if its valuation threshold is attained in such a distribution event as set forth in the Limited Partnership Agreement; provided, however, that the Limited Partnership Agreement (as amended and restated on January 17, 2022 as contemplated by Note 8 below) provides that certain qualified distribution events will result in the holders of Profits Interests receiving disproportionate distributions from ProKidney until each such holder’s threshold value has been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests have been made in accordance with the foregoing, the associated Class B Units will automatically be converted into Class A Units.